EXHIBIT 99.3

AMC EXCEPTION GRADES

Exception Grades

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable	Scope
xxxxxx	834391	xxxxxx		33888440	xxxxxx	07/16/2025	Property	Property - Appraisal	Appraisal Data Integrity	Property - Appraisal	Number of Units on the Appraisal does not match the number of Units on the BPO.	Valuation Type: BPO / Valuation Report date: xxxxxx	Appraisal reflects units as xxxxxx and BPO reflects xxxxxx.		Reviewer Comment (2025-07-21): Updated BPO provided Buyer Comment (2025-07-21): Updated BPO to xxxxxx units	07/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	834391	xxxxxx		33933827	xxxxxx	07/16/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the updated 1003. Per the VOR, borrower rents primary at a xxxxxx.		Reviewer Comment (2025-07-28): Updated 1003 provided Buyer Comment (2025-07-28): updated 1003	07/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	835831	xxxxxx	33406650	xxxxxx	05/09/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.71974% or Final Disclosure APR of 8.72500% is equal to or greater than the threshold of APOR 6.81% + 1.5%, or 8.31000%. Non-Compliant Higher Priced Mortgage Loan.	The acknowledgment of receipt of appraisal report is not acceptable as 3 business days did not transpire between appraisal completion date and closing.	Reviewer Comment (2025-05-26): Client elects to waive. SOL 1 year expires on xxxxxx

Buyer Comment (2025-05-23): Investor agrees to accept as xxxxxx with SOL 1 year which expires xxxxxx . Please complete.

Reviewer Comment (2025-05-16): There would be no way to cure or clear this condition. 3 business days prior to closing did not transpire between appraisal completion date of xxxxxx and closing date of xxxxxx  On HPML loans, appraisals need to be delivered to the borrower within 3 business days prior to closing.

Seller Comment (2025-05-16): Could you kindly clarify what specific steps or type of document would satisfy the condition, so that we can provide exactly what’s needed?
We appreciate your time and guidance—xxxxxx in advance!

Reviewer Comment (2025-05-15): The disclosure provided is checked did not receive within 3 business days prior to closing and the LOE is not acceptable. The completion date is when the appraiser completes the report for delivery, the effective date is when they are assigned to the report. The report was completed by the appraiser on xxxxxx  The loan closed xxxxxx  3 business days prior to closing did not transpire between appraisal report completion date and loan closing.

Seller Comment (2025-05-15): The Appraisal Report’s Effective Date is xxxxxx , and the report was signed/finalized on xxxxxx .
The borrower signed loan documents on xxxxxx .
We’ve uploaded a borrower-signed LOE acknowledging that the appraisal was received less than three business days prior to closing, and confirming awareness of that fact. xxxxxx!
																		05/26/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835831	xxxxxx		33406471	xxxxxx	05/09/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Statement	Provide the most recent statement to verify taxes and insurance are escrowed.		Reviewer Comment (2025-05-14): Received, CD, Note, Taxes and Insurance document to verify PITIA. Exception cleared. Seller Comment (2025-05-13): Please see the attached PITI documents for xxxxxx, CD page 1 confirms that taxes and insurance are escrowed.	05/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835831	xxxxxx		33409794	xxxxxx	05/09/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Taxes reflect due and delinquent after xxxxxx and these were not paid on the Final CD.		Reviewer Comment (2025-05-13): Tax cert provided reflecting taxes paid. Seller Comment (2025-05-13): Please see the attached property tax record, which shows the 2nd installment due on xxxxxx was paid on xxxxxx . Taxes are paid in full for the 2024–2025 year.	05/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835831	xxxxxx	33406651	xxxxxx	05/09/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	The acknowledgment of receipt of appraisal report is not acceptable as 3 business days did not transpire between appraisal completion date and closing.	Reviewer Comment (2025-05-26): Client elects to waive. SOL 1 year expires on xxxxxx

Buyer Comment (2025-05-23): Investor agrees to accept as xxxxxx with SOL 1 year which expires xxxxxx . Please complete.

Reviewer Comment (2025-05-16): There would be no way to cure or clear this condition. 3 business days prior to closing did not transpire between appraisal completion date of xxxxxx and closing date of xxxxxx  On HPML loans, appraisals need to be delivered to the borrower within 3 business days prior to closing.

Reviewer Comment (2025-05-15): The disclosure provided is checked did not receive within 3 business days prior to closing and the LOE is not acceptable. The completion date is when the appraiser completes the report for delivery, the effective date is when they are assigned to the report. The report was completed by the appraiser on xxxxxx  The loan closed xxxxxx  3 business days prior to closing did not transpire between appraisal report completion date and loan closing.
																		05/26/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835831	xxxxxx	33409776	xxxxxx	05/09/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	The mortgage lien for the property on xxxxxx is not on the borrower's credit. Provide the VOM and 6 month borrower pay history (overlay).	Reviewer Comment (2025-05-14): Received Property History Report reflecting the property was released on xxxxxx xxxxxx. Borrower recently had taken the mortgage. Exception cleared.

Seller Comment (2025-05-13): Please see the attached Property Profile, which confirms that the prior mortgage on xxxxxx was released on xxxxxx . The property is currently held free and clear, and no active mortgage account exists.

Additionally, we’ve included the Note for the current loan, which shows the first payment is due xxxxxx . Since the first payment date has not yet occurred and no prior lien is active, no VOM or payment history is available to provide at this time.
																05/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842434	xxxxxx	34044341	xxxxxx	07/31/2025	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	The Subject was listed on xxxxxx and was not withdrawn from market.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-08-12): The client elects to waive.

Buyer Comment (2025-08-08): The request for an exception to xxxxxx eligibility criteria is granted. Compensating Factor 1 - LTV/CLTV 5% or more below the maximum allowed under applicable guidelines / Compensating Factor 2 - Credit Score 30+ points > minimum required / Compensating Factor 3 - Reserves exceed requirement by 10 months or more

Reviewer Comment (2025-08-04): A termination of listing agreement is a termination between the RE broker and borrower. It is not evidence of listing withdrawal. Provide evidence the property was removed from the MLS at or prior to closing.

Buyer Comment (2025-08-01): Listing removal for lot xxxxxx

Buyer Comment (2025-08-01): Emailed xxxxxx for more information
																		08/12/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	842434	xxxxxx		34098877	xxxxxx	07/31/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1007 Rent Comparison Schedule is incomplete		Daily rental rate was not provided on STR 1007.		Reviewer Comment (2025-08-02): 1007 provided with daily rental rate Buyer Comment (2025-08-01): Please see AMC condition D54, the appraisal has a 1007 with a second page with daily rentals.	08/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	842434	xxxxxx		34099024	xxxxxx	07/31/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Blanket lien on title.		Reviewer Comment (2025-08-26): Recorded satisfaction of full mortgage provided covering all partial lien releases on title. Buyer Comment (2025-08-26): The blanket mortgage covers subject property and #xxxxxx. Which both have been reviewed by AMC. Both loans have been closed this is the satisfaction of mortgage on one of the properties.	08/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	848709	xxxxxx		34777491	xxxxxx	10/28/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2025-10-31): The TPOL was provided with the correct policy amount. Buyer Comment (2025-10-29): xxxxxx See UPLd FTP	10/31/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	848709	xxxxxx		34777493	xxxxxx	10/28/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.				Reviewer Comment (2025-11-10): Updated HOI provided Buyer Comment (2025-11-07): Please see attached HOI.	11/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	848709	xxxxxx		34777494	xxxxxx	10/28/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-10-31): The TPOL was provided.	10/31/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	848710	xxxxxx		34755983	xxxxxx	10/20/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.				Reviewer Comment (2025-11-04): Updated pre-close HOI provided with endorsement post-close which is allowed by the investor. Buyer Comment (2025-11-03): xxxxxx HOI	11/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	849095	xxxxxx	34776362	xxxxxx	10/22/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1007 Rent Comparison Schedule is incomplete	Appraisal reflects Tenant Occupied. Lease agreement was not provided and 1007 does not reflect the actual rents. Actual rents are needed to verify within 120% of estimated rents.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-12-24): Comp Factors used to waive exception

Buyer Comment (2025-12-16): The request for an exception to xxxxxx eligibility criteria is granted. Compensating Factor 1 - LTV/CLTV 10% or more below the maximum allowed under applicable guidelines / Compensating Factor 2 - Credit Score 30+ points > minimum required / Compensating Factor 3 - Reserves exceed requirement by 6 months or more

Buyer Comment (2025-12-15): Ready for Review-Document Uploaded. Please see attached 1004D stating property is now vacant.   - xxxxxx xxxxxx

Buyer Comment (2025-12-15): Please see attached 1004D to validate property is now Vacant.

Buyer Comment (2025-12-15): Please see attached 1004D stating property is now vacant.
																		12/24/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	849550	xxxxxx	34783153	xxxxxx	10/23/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Housing history for the subject are not on credit and mortgage history for primary with xxxxxx reflects deferred. Mortgage history for subject added via credit supplement. Payoff provided for subject. 1) Provide the mortgage statement or Note for the subject and 12 month VOM with proof of borrower's 6 month payment history for subject property. 2) Provide the deferral agreement for the primary with xxxxxx.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's Experience/Track Record	Reviewer Comment (2025-12-17): Waived with compensating factors per investor direction that they are accepting post-consummation credit supplement, and missing evidence of 12 months' payments.

Buyer Comment (2025-12-16): The request for an exception to xxxxxx eligibility criteria is granted. Compensating Factor 1 - LTV/CLTV 5% or more below the maximum allowed under applicable guidelines / Compensating Factor 2 - Credit Score 30+ points > minimum required

Reviewer Comment (2025-12-11): Credit supplement received; however, condition is stating we are still missing the deferral agreement from xxxxxx on primary residence and evidence of 3/2025, 4/2025 and 8/2025 payments on subject property.  The amounts provided on the statements do not match the amount listed on the payoff document previously referenced.

Buyer Comment (2025-12-01): credit supplement - 12 month rating

Reviewer Comment (2025-11-26): Re-reviewed statements provided based on P&I reflected on payoff provided.  Still missing the 8/2025, 4/2025 and 3/2025 payments to complete the required 6 month history.  Also still require deferral agreement for the primary with xxxxxx.

Buyer Comment (2025-11-25): The payment amounts match the payment listed on the payoff.  Can you please review based on that?

Reviewer Comment (2025-11-24): Bank statements received; however, none of the payment amounts or payees match the payment reflected on the credit supplement, or the servicer on the payoff statement.  Further, the deferral agreement for the primary with xxxxxx was not provided.

Buyer Comment (2025-11-21): There were 7 documents uploaded directly to Clarity.  Can you please double check?  Trying to send them all again through xxxxxx as well.

Reviewer Comment (2025-11-21): Received only one month of payment history for subject property. 1) Provide the mortgage statement or Note for the subject and proof of borrower's 5 month payment history for subject property. 2) Provide the deferral agreement for the primary with xxxxxx. Exception remains.

Buyer Comment (2025-11-19): Uploaded directly to Clarity.

Buyer Comment (2025-11-19): Uploading directly to Clarity as there appears to be an issue sending through xxxxxx.

Reviewer Comment (2025-11-19): No new documents were uploaded into clarity. Please try to upload the documents as requested on the comments dated xxxxxx . Exception remains.

Buyer Comment (2025-11-18): Please see attached.

Reviewer Comment (2025-11-09): Received VOM for subject property. Pending receipt of 1) Provide the mortgage statement or Note for the subject and proof of borrower's 6 month payment history for subject property. 2) Provide the deferral agreement for the primary with xxxxxx. Exception remains.

Buyer Comment (2025-11-06): Please see attached.

Reviewer Comment (2025-11-03): Housing history for the subject are not on credit and mortgage history for primary with xxxxxx reflects deferred. Mortgage history for subject added via credit supplement.  Payoff provided for subject. 1) Provide the mortgage statement or Note for the subject and 12 month VOM with proof of borrower's 6 month payment history for subject property. 2) Provide the deferral agreement for the primary with xxxxxx.

Buyer Comment (2025-10-29): Please see attached.

Reviewer Comment (2025-10-27): Received Credit Supplement reflecting housing history that was already provided at the time of review. However per guidelines, 12 month VOM with proof of borrower's 6 month payment history and mortgage statement or Note for the subject is required. Also, provide the 12 month VOM with proof of borrower's 6 month payment history for the primary. Exception remains.

Buyer Comment (2025-10-24): Please see attached.
																		12/17/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	850225	xxxxxx		34892458	xxxxxx	11/07/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided				Reviewer Comment (2025-11-11): Received HOA Questionnaire. Exception cleared. Buyer Comment (2025-11-11): Please see attached Condo Questionnaire.	11/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	850225	xxxxxx		34892588	xxxxxx	11/07/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.99 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.25.	Investor Exception - Loans below $150,000 require DSCR of 1.25 or more. Exception to allow with DSCR below 1.25	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-11-05): Client elects to waive with verified compensation factors			11/05/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	850225	xxxxxx		34892589	xxxxxx	11/07/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of xxxxxx is less than Guideline minimum loan amount of $100,000.00.	Investor Exception -Loan amount below the minimum required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-11-05): Client elects to waive with verified compensation factors			11/05/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	850225	xxxxxx		34892599	xxxxxx	11/07/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception - xxxxxx	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-11-05): Client elects to waive with verified compensation factors			11/05/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	850225	xxxxxx		34915294	xxxxxx	11/07/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception: Square feet 376 < minimum required	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-11-05): Client elects to waive with verified compensation factors			11/05/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	850225	xxxxxx		34915506	xxxxxx	11/07/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide the updated 1008/approval and 1003 reflecting xxxxxx Borrower is bringing cash to close and per guidelines, buyout of a co-owners pursuant to an agreement is R/T.		Reviewer Comment (2025-11-14): Received 1008 and corrected 1003. Exception cleared. Buyer Comment (2025-11-13): Please 1003 & 1008 attached.	11/14/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	850225	xxxxxx	34915544	xxxxxx	11/07/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1007 Rent Comparison Schedule is incomplete	The appraisal reflects Tenant Occupied. The lease agreement was not provided and the 1007 does not reflect actual rents. Per guidelines, actual rents must be reflected on the 1007 if lease was not provided in order to determine if actual rents are within 120% of estimated rents per guidelines.	Reviewer Comment (2025-12-29): Fully completed 1007 received.

Buyer Comment (2025-12-17): Ready for Review-Document Uploaded. Please see attached 1007 with actual rents.   - xxxxxx xxxxxx

Buyer Comment (2025-12-17): Please see attached 1007 with actual rents.

Reviewer Comment (2025-11-14): The LOE is not acceptable and the lease agreement is not being requested but the updated 1007 with actual rents.  As previously noted, if there is no lease agreement and there are tenants at will, then the 1007 still needs to be updated with the actual rents of the current tenants to determine if actual rents are within 120% of the estimated rents per guidelines referencing actual rents must be within 120% of estimated rents.

Buyer Comment (2025-11-13): Please see LOE attached.

Reviewer Comment (2025-11-11): If there is no lease agreement and there are tenants at will, then the 1007 still needs to be updated with the actual rents of the current tenants to determine if actual rents are within 120% of the estimated rents per guidelines.

Buyer Comment (2025-11-11): Please see attached; LOX from borrower confirming there is no current active lease agreement and the tenants who occupy the property are considered tenants at will.
																12/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	850261	xxxxxx		34747289	xxxxxx	10/22/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Preliminary in file.			Reviewer Comment (2025-10-24): Cleared with final title Buyer Comment (2025-10-23): Please see title	10/24/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	850261	xxxxxx		34777112	xxxxxx	10/22/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The Prepayment Rider and Business Loan Rider to the DOT does not reflect the Trust name, only the Trustee.		Reviewer Comment (2025-11-10): Recorded xxxxxx affidavit received, indicating that the Trust name is incorporated and made part of the prepayment rider and business loan rider. Reviewer Comment (2025-11-06): Received executed Prepayment Rider and Business Loan Rider however it does not reflect the Trust name. Exception remains. Buyer Comment (2025-11-04): Please see attached Reviewer Comment (2025-10-24): Updated documents provided. However they have not been executed by the guarantors/ trustees Buyer Comment (2025-10-23): Please see business loan rider	11/10/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	850261	xxxxxx		34777102	xxxxxx	10/22/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided				Reviewer Comment (2025-10-24): Cleared with documentation Buyer Comment (2025-10-23): Please see attached	10/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	850261	xxxxxx		34747288	xxxxxx	10/22/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-10-24): Cleared with final title	10/24/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	850519	xxxxxx		35731167	xxxxxx	11/07/2025	Credit	Business Purpose	General	Business Purpose	Borrower has been convicted of fraud/misrepresentation or felony. Borrower is ineligible.	Credit Report: Original // Borrower: xxxxxx		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2026-02-25): Received case search and case category was a criminal/traffic, exception cleared Reviewer Comment (2026-02-25): Re-open Reviewer Comment (2025-12-01): Waived with compensating factors per client direction. Buyer Comment (2025-11-22): Requesting to waive, no specific charge was filed, reported finding is over 10 years ago, multiple guarantors on the file, 761 FICO, 12+ months in reserves, 1.64 DSCR, 52.08% LTV	02/25/2026			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	850519	xxxxxx	35731166	xxxxxx	11/07/2025	Credit	Borrower and Mortgage Eligibility	Borrower Eligibility	Borrower and Mortgage Eligibility	Borrower has been convicted of fraud/misrepresentation or felony. Borrower is ineligible.	Credit Report: Original // Borrower: xxxxxx	Background search shows a non specified offense. File is missing documentation verifying if borrower was convicted of fraud/misrepresentation or a felony.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2026-02-25): Received case search and case category was a criminal/traffic, exception cleared

Reviewer Comment (2026-02-25): Re-open

Reviewer Comment (2025-12-01): Waived with compensating factors per client direction.

Buyer Comment (2025-11-22): Correction-** Requesting to waive, no specific charge was filed, reported finding is over 10 years ago, multiple guarantors on the file, 761 FICO, 12+ months in reserves, 1.64 DSCR, 52.08% LTV

Buyer Comment (2025-11-22): Requesting to waive, no specific charge was filed, reported finding is over 10 years ago, multiple guarantors on the file, 761 FICO, 12+ months in reserves, 1.57 DSCR
																02/25/2026			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	850519	xxxxxx		35731165	xxxxxx	11/07/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx, Valuation Type: Desk Review / Valuation Report date: xxxxxx	Subject address on Note xxxxxx, appraisal in file shows xxxxxx.		Reviewer Comment (2025-12-09): Provided. Buyer Comment (2025-12-05): see attached	12/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	850519	xxxxxx		35731164	xxxxxx	11/07/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Subject address on Note xxxxxx, flood cert in file shows xxxxxx.		Reviewer Comment (2025-11-20): Corrected flood certificate provided, exception cleared. Buyer Comment (2025-11-12): see updated	11/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	850519	xxxxxx		35731163	xxxxxx	11/07/2025	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		File is missing final signed and dated HUD-1/Settlement Statement.		Reviewer Comment (2025-11-20): Provided, exception cleared. Buyer Comment (2025-11-12): see attached	11/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	850816	xxxxxx	35065192	xxxxxx	11/25/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National	Borrower: xxxxxx	Reviewer Comment (2026-01-14): Exception cleared. ACH from provided in trailing documents.

Seller Comment (2026-01-13): Document was uploaded on 1/6 and update is still pending. Can you please check on the delay?

Seller Comment (2026-01-13): Document was uploaded on 1/6 and update is still pending. Can you please provide update?

Seller Comment (2026-01-13): Document was uploaded on xxxxxx and update is still pending. Can you please provide update?

Buyer Comment (2026-01-06): Ready for Review-Document Uploaded. Please see attached Borrower's ACH form  - xxxxxx xxxxxx

Buyer Comment (2026-01-06): Please see attached Borrower's ACH form
																01/14/2026			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	850816	xxxxxx		35065025	xxxxxx	11/25/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The Citizenship section of the Final 1003 is not completed. None of the radio boxes are completed.		Reviewer Comment (2025-12-08): Updated 1003 page one provided, exception cleared. Seller Comment (2025-11-25): Please find attached 1003 Updated	12/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	850971	xxxxxx	34764575	xxxxxx	10/24/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Mortgage accounts not reporting on the credit report for Subject property. A) Provide Mortgage statement or Note .B)Proof of borrower’s payment for the most recent 6-months	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-12-31): Waived with compensating factors per investor request,

Buyer Comment (2025-12-22): The request for an exception to xxxxxx eligibility criteria is granted. Compensating Factor 1 - Reserves exceed requirement by 2 months or more / Compensating Factor 2 - Credit Score 20 points > minimum required

Reviewer Comment (2025-12-19): Private VOM requires canceled check or bank statements.  If investor is accepting private pay history, a request to waive can be made.

Buyer Comment (2025-12-08): Payment history uploaded

Reviewer Comment (2025-12-08): The documentation provided was a spreadsheet invoice.  This is a private mortgage and bank statements or cancelled checks are required for verification.  Exception remains.

Buyer Comment (2025-11-25): Payments uploaded. Please note, this is a Private IRA lender

Reviewer Comment (2025-11-07): Received VOM and Note. Proof of borrower’s payment for the most recent 6-months is required. Exception remains.

Buyer Comment (2025-11-05): Please see attached
																		12/31/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	851407	xxxxxx		35731171	xxxxxx	11/07/2025	Credit	Credit	Credit Documentation	Credit	There is no lease in place for the subject property and the absence of this document casts doubt on business purpose of loan.		There is no lease in place for the subject property		Reviewer Comment (2025-11-20): Short term rental documents in file, exception cleared. Buyer Comment (2025-11-12): There is no lease here, this is a short term rental	11/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	851407	xxxxxx	35731172	xxxxxx	11/07/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Hazard Insurance Coverage Amount is insufficient.	Seasoned Borrower/Investor whose experience exceeds 10 completed projects. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-12-11): Client elects to downgrade and waive using compensating factors
Reserves of 53.17 months vs requirement of 9.00
Representative FICO of 764 vs guidelines requirement of 700
Seasoned Borrower/Investor whose experience exceeds 10 completed projects.

Buyer Comment (2025-12-10): Request to waive with available compensating factors

Reviewer Comment (2025-12-04): RCV does not indicate a value, so we need to know what RCV value is.  Per guides we need "full replacement value:. Exception remains.

Buyer Comment (2025-12-03): On page 3 of the document there is a section ACV/RCV: RCV option is selected so this should be good to clear

Reviewer Comment (2025-11-20): The guidelines require coverage to be equal to the lesser of (1) the allocated loan amount, and (2) the full replacement value of the property.  documentation is missing from the loan file to verify the replacement value.

Buyer Comment (2025-11-12): Dwelling coverage is xxxxxx , our loan is xxxxxx
																		12/11/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	851611	xxxxxx		34945487	xxxxxx	11/10/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.				Reviewer Comment (2025-11-12): Updated HOI provided. Client allows clause to be updated on pre-close policy, post-close. Buyer Comment (2025-11-11): xxxxxx Lender response: See uploaded, updated HOI	11/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	851611	xxxxxx		34945488	xxxxxx	11/10/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		City does not match		Reviewer Comment (2025-11-20): Received corrected HOI document. Exception cleared. Buyer Comment (2025-11-19): xxxxxx See corrected, UPLd final HOI. All city names match. Manually uploading due to system issues Buyer Comment (2025-11-19): xxxxxx See corrected, UPLd final HOI. All city names match. Reviewer Comment (2025-11-12): Address affidavit is not acceptable. All addresses must match. Buyer Comment (2025-11-11): xxxxxx Lender response: See UPLd address affidavit to clear. Zip code is used for both towns interchangibly.	11/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	851696	xxxxxx		35731176	xxxxxx	12/05/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per guidelines, all individuals related to the accounts used for funds to close and/or reserves must be clear from the OFAC sanctioned list. Funds for xxxxxx and the borrowing entity were used for closing and missing for OFAC for the other member related to both businesses.		Reviewer Comment (2025-12-11): OFAC for business entity still missing, however other assets provided are sufficient. Cleared. Buyer Comment (2025-12-09): see OFAC	12/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	851906	xxxxxx		35314583	xxxxxx	12/29/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood certificate address does not match updated Note/Security Instrument address provided in trailing documents.		Reviewer Comment (2026-01-12): Flood certificate provided with address matching Note, exception cleared. Buyer Comment (2026-01-05): Ready for Review-Document Uploaded. Updated Flood Cert with address matching Note address - xxxxxx xxxxxx Buyer Comment (2026-01-05): Updated Flood Cert with address matching Note address	01/12/2026			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	851906	xxxxxx		34895489	xxxxxx	11/05/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx, Valuation Type: Desk Review / Valuation Report date: xxxxxx	Note reflect xxxxxx vs. Appraisal and CDA which reflects xxxxxx	Borrower's Experience/Track Record	Reviewer Comment (2025-11-06): Client elects to waive with verified compensation factors Buyer Comment (2025-11-06): The request for an exception to xxxxxx eligibility criteria is granted. Compensating Factor 1 - LTV/CLTV 5% or more below the maximum allowed under applicable guidelines / Compensating Factor 2 - Credit Score 10 points > minimum required / Compensating Factor 3 - Reserves exceed requirement by 6 months or more			11/06/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	851906	xxxxxx	34895485	xxxxxx	11/05/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Title Policy: Note reflect xxxxxx vs. Title which reflects xxxxxx	Reviewer Comment (2025-12-29): Corrected Note, LOE to borrower, re-recorded security instrument received in trailing docs.

Buyer Comment (2025-12-16): Ready for Review-Document Uploaded. Letter of Explanation for corrections from title co & the DOT with Notes of correction for address on top of pg. 1  - xxxxxx xxxxxx

Buyer Comment (2025-12-16): Letter of Explanation for corrections from title co & the DOT with Notes of correction for address on top of pg. 1

Reviewer Comment (2025-12-08): When updating the Note, the following is required:  Letter of explanation and proof of delivery to the borrower prior to the Note being re-signed; corrected Note (provided) and Destroyed Note affidavit for incorrect Note.  Additionally, for a corrected Security Instrument:  A xxxxxx affidavit, correcting the address, along with notice of intent to record the affidavit, can be accepted. Exception remains.

Buyer Comment (2025-12-05): Corrected Note

Reviewer Comment (2025-12-05): All documents need to reflect the address as xxxxxx.  The Note needs to be corrected to match the title address.  Exception remains.

Buyer Comment (2025-11-26): Address was incorrect.  Correct address is xxxxxx, see re-recorded DOT & Riders with corrected address.
																12/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	851906	xxxxxx		34865343	xxxxxx	11/05/2025	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1				Reviewer Comment (2025-11-11): Final stamped settlement statement provided Buyer Comment (2025-11-11): Uploaded Final Reviewer Comment (2025-11-07): The document provide is an estimated settlement statement. The final stamped settlement statement is required. Buyer Comment (2025-11-06): Final HUD-1	11/11/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	851906	xxxxxx		34865342	xxxxxx	11/05/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Mortgage history for subject not reporting on credit report. 12 month VOM and payoff provided. Proof of borrower’s payment for the most recent 6-months is required.		Reviewer Comment (2025-11-09): Received Proof of borrower’s payment for the most recent 6-months. Exception cleared. Buyer Comment (2025-11-06): Recent 6 mos Mtg history	11/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	851906	xxxxxx	34865378	xxxxxx	11/05/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.	Note reflect xxxxxx vs. HOI which reflects xxxxxx	Reviewer Comment (2025-12-29): Corrected Note, LOE to borrower, re-recorded security instrument received in trailing docs.

Buyer Comment (2025-12-16): Ready for Review-Document Uploaded. Letter of Explanation for corrections from title co & the DOT with Notes of correction for address on top of pg. 1  - xxxxxx xxxxxx

Buyer Comment (2025-12-16): Letter of Explanation for corrections from title co & the DOT with Notes of correction for address on top of pg. 1

Reviewer Comment (2025-12-08): When updating the Note, the following is required:  Letter of explanation and proof of delivery to the borrower prior to the Note being re-signed; corrected Note (provided) and Destroyed Note affidavit for incorrect Note.  Additionally, for a corrected Security Instrument:  A xxxxxx affidavit, correcting the address, along with notice of intent to record the affidavit, can be accepted. Exception remains.

Buyer Comment (2025-12-05): Corrected Note

Reviewer Comment (2025-12-05): All documents need to reflect the address as xxxxxx.  The Note needs to be corrected to match the HOI address.  Exception remains.

Buyer Comment (2025-11-26): Address was incorrect.  Correct address is xxxxxx, see re-recorded DOT & Riders with corrected address.
																12/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	852394	xxxxxx	35106304	xxxxxx	11/26/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.	Flood cert is missing the unit numbers	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-12-31): Waived with compensating factors per investor direction.

Buyer Comment (2025-12-23): The request for an exception to xxxxxx eligibility criteria is granted. Compensating Factor 1 - Credit Score 30+ points > minimum required / Compensating Factor 2 - Reserves exceed requirement by 10 months or more

Reviewer Comment (2025-12-19): If investor is accepting the address discrepancy, a request to waive can be made.

Buyer Comment (2025-12-08): We reviewed the noted address discrepancy with our Underwriter and confirmed that Unit xxxxxx is the sole residential dwelling, while xxxxxx is a xxxxxx that conveys xxxxxx. The appraisal?s legal description specifically states: ?xxxxxx.? Because xxxxxx is not a residential unit, it is not reflected on the Flood Certificate, HO6/Master Insurance, Appraisal report address line, xxxxxx, or CDA. Only the Note lists both xxxxxx and xxxxxx because it includes the full collateral description. Please review and advise if any further clarification is needed. xxxxxx!

Seller Comment (2025-11-30): We reviewed the noted address discrepancy with our Underwriter and confirmed that Unit xxxxxx is the sole residential dwelling, while xxxxxx is a xxxxxx.

The appraisal’s legal description specifically states:
“xxxxxx.”

Because xxxxxx is not a residential unit, it is not reflected on the Flood Certificate, HO6/Master Insurance, Appraisal report address line, xxxxxx, or CDA. Only the Note lists both xxxxxx and xxxxxx because it includes the full collateral description.

Please review and advise if any further clarification is needed. xxxxxx!
																		12/31/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	852394	xxxxxx	35106718	xxxxxx	11/26/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.	Evidence of insurance (both blanket policy and Borrowers HO6) are missing unit # xxxxxx	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-12-31): Waived with compensating factors per investor direction.

Buyer Comment (2025-12-23): The request for an exception to xxxxxx eligibility criteria is granted. Compensating Factor 1 - Credit Score 30+ points > minimum required / Compensating Factor 2 - Reserves exceed requirement by 10 months or more

Reviewer Comment (2025-12-19): If investor is accepting the address discrepancy, a request to waive can be made.

Buyer Comment (2025-12-08): We reviewed the noted address discrepancy with our Underwriter and confirmed that Unit xxxxxx is the sole residential dwelling, while xxxxxx is a xxxxxx that conveys as xxxxxx. The appraisal?s legal description specifically states: ?xxxxxx.? Because xxxxxx is not a residential unit, it is not reflected on the Flood Certificate, HO6/Master Insurance, Appraisal report address line, xxxxxx, or CDA. Only the Note lists both xxxxxx and xxxxxx because it includes the full collateral description. Please review and advise if any further clarification is needed. xxxxxx!

Seller Comment (2025-11-30): We reviewed the noted address discrepancy with our Underwriter and confirmed that Unit xxxxxx is the sole residential dwelling, while xxxxxx is a xxxxxx.

The appraisal’s legal description specifically states:
“xxxxxx.”

Because xxxxxx is not a residential unit, it is not reflected on the Flood Certificate, HO6/Master Insurance, Appraisal report address line, xxxxxx, or CDA. Only the Note lists both xxxxxx and xxxxxx because it includes the full collateral description.

Please review and advise if any further clarification is needed. xxxxxx!
																		12/31/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	852394	xxxxxx	35106726	xxxxxx	11/26/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx, Valuation Type: Desk Review / Valuation Report date: xxxxxx	Appraisal, xxxxxx and CDA are missing unit # xxxxxx	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-12-31): Waived with compensating factors per investor direction.

Buyer Comment (2025-12-23): The request for an exception to xxxxxx eligibility criteria is granted. Compensating Factor 1 - Credit Score 30+ points > minimum required / Compensating Factor 2 - Reserves exceed requirement by 10 months or more

Reviewer Comment (2025-12-19): If investor is accepting the address discrepancy, a request to waive can be made.

Buyer Comment (2025-12-08): We reviewed the noted address discrepancy with our Underwriter and confirmed that Unit xxxxxx is the sole residential dwelling, while xxxxxx is a xxxxxx that conveys as xxxxxx. The appraisal?s legal description specifically states: ?xxxxxx.? Because xxxxxx is not a residential unit, it is not reflected on the Flood Certificate, HO6/Master Insurance, Appraisal report address line, xxxxxx, or CDA. Only the Note lists both xxxxxx and xxxxxx because it includes the full collateral description. Please review and advise if any further clarification is needed. xxxxxx!

Seller Comment (2025-11-30): We reviewed the noted address discrepancy with our Underwriter and confirmed that Unit xxxxxx is the sole residential dwelling, while xxxxxx is a xxxxxx.

The appraisal’s legal description specifically states:
“xxxxxx.”

Because xxxxxx is not a residential unit, it is not reflected on the Flood Certificate, HO6/Master Insurance, Appraisal report address line, xxxxxx, or CDA. Only the Note lists both xxxxxx and xxxxxx because it includes the full collateral description.

Please review and advise if any further clarification is needed. xxxxxx!
																		12/31/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	852708	xxxxxx		35250445	xxxxxx	11/07/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-12-12): Provided and cleared Buyer Comment (2025-12-11): Supplemental report reflecting Insured Lender and Loan Amount	12/12/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	A	B	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	854379	xxxxxx		35288379	xxxxxx	09/30/2025	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing OFAC for trust.		Reviewer Comment (2025-10-03): Post closing Alert Summary report used to clear OFAC only. Buyer Comment (2025-10-01): fraud summary	10/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	854684	xxxxxx		35250464	xxxxxx	12/08/2025	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Closing statement provided is marked Estimated.		Reviewer Comment (2025-12-11): Provided and cleared Buyer Comment (2025-12-10): Final HUD	12/11/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	854710	xxxxxx		35250460	xxxxxx	12/05/2025	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		HUD/CD missing in Loan File. Estimated closing statement in file.		Reviewer Comment (2025-12-12): Provided and cleared Buyer Comment (2025-12-11): Final HUD	12/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	854712	xxxxxx		35250477	xxxxxx	12/08/2025	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Closing statement provided is marked Estimated.		Reviewer Comment (2025-12-11): Provided and cleared Buyer Comment (2025-12-10): Final HUD	12/11/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	855203	xxxxxx		35250585	xxxxxx	12/08/2025	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Closing statement is marked Estimated.		Reviewer Comment (2025-12-15): Cleared with final closing Statement Buyer Comment (2025-12-14): Final Settlement Statement	12/15/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	856424	xxxxxx		36042364	xxxxxx	01/30/2026	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.79 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Used lower market rent. Unable to confirm 2 months rent receipt.		Reviewer Comment (2026-02-04): Since lease agreement beginning date is xxxxxx . We have not received rent receipt for second month. Considered lease rent and DSCR requirement met. Exception Cleared. Buyer Comment (2026-02-02): D0173 reporting $2250 rent, D0340 $2500 check and D0327 first month rent and security deposit. $2500 cashier check and xxxxxx $1000, $995 and $5=$4500	02/04/2026			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	856430	xxxxxx	36042357	xxxxxx	12/31/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided	Missing verification of borrower current resident.	Reviewer Comment (2026-01-21): Satisfaction of the loan provided. The fraud Report shows no loans for the Guarantor.

Buyer Comment (2026-01-20): xxxxxx -Please see attached

Reviewer Comment (2026-01-13): Provided document is satisfaction of mortgage. Housing history is required to be verified on subject property. Require VOM/VOR document. Exception remains

Buyer Comment (2026-01-09): xxxxxx -Document provided reflects "Satisfaction of Mortgage'

Reviewer Comment (2026-01-09): Provided document is not stating borrower current property history. Require VOM/VOR for borrower current property. Exception Remains.

Buyer Comment (2026-01-07): 0107-Please see attached

Reviewer Comment (2026-01-07): Require VOM/VOR for borrower current property. Exception Remains.

Buyer Comment (2026-01-03): Please advise if you are requesting a VOM/VOR? or identification as condition unclear
																01/21/2026			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	856444	xxxxxx		36042335	xxxxxx	01/05/2026	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 3.00.	Borrower has insufficient reserves. Per the CPA letter, borrower owns 33.34% of the business. The file is missing a letter of explanation from other business owners authorizing full access to business funds.	Borrower has been employed in the same industry for more than 5 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower has verified disposable income of at least $2500.00.	Reviewer Comment (2026-03-02): Lender approved exception post close with compensating factors. Buyer Comment (2026-02-26): xxxxxx Buyer Comment (2026-02-26): exception Reviewer Comment (2026-01-21): Unable to verify total ownership of the business and business assets. The Operating Agreement is needed to verify ownership. Buyer Comment (2026-01-21): operating agreement Buyer Comment (2026-01-21): translated access Buyer Comment (2026-01-21): access letter			03/02/2026	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	Exempt from ATR	N/A	No	Mortgagor Focused
xxxxxx	856444	xxxxxx		36042336	xxxxxx	01/05/2026	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $27,343.81 is less than Cash From Borrower $49,097.48.	Borrower has insufficient cash to close. Per the CPA letter, borrower owns 33.34% of the business. The file is missing a letter from other business owners authorizing full access to business funds.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower has verified disposable income of at least $2500.00.	Reviewer Comment (2026-03-02): Lender approved exception post close with compensating factors Buyer Comment (2026-02-26): see attached exception Reviewer Comment (2026-01-21): Unable to verify total ownership of the business and business assets. The Operating Agreement is needed to verify ownership. Buyer Comment (2026-01-21): see attached docs			03/02/2026	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	Exempt from ATR	N/A	No	Mortgagor Focused
xxxxxx	856448	xxxxxx	36042332	xxxxxx	12/31/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on xxxxxx , prior to three (3) business days from transaction date of xxxxxx .	Reviewer Comment (2026-02-02): Cure documentation received.

Reviewer Comment (2026-01-30): Corrected RTC received; however, it does not expire until xxxxxx .  Please re-queue condition for review once RTC expiration date has passed.

Buyer Comment (2026-01-28): Please see attached RTC.

Reviewer Comment (2026-01-13): The transaction date for a rescindable transaction is considered the last signature date on either the Security Instrument or final Closing Disclosure.  As the final Closing Disclosure was signed on xxxxxx , that is considered the subject loan transaction date.  Rescission will need to be reopened.

Buyer Comment (2026-01-12): All the closing docs are signs on xxxxxx as it already mentioned in closing docs, just the final CD is signed on next day as it is also e-signed, so we have to consider xxxxxx as closing date not the xxxxxx, kindly clear the exception

Reviewer Comment (2026-01-06): Final CD was not signed by borrowers until xxxxxx , which would be considered the transaction date.  The dates on the RTC are incorrect, as they indicate xxxxxx as the transaction date, and a cancellation date of xxxxxx .  The correct transaction date is xxxxxx and the correct last day to cancel is xxxxxx .  The subject loan disbursed on xxxxxx , which is prior to three business days from the transaction date of xxxxxx .

Buyer Comment (2026-01-06): Please see doc D0329 for your reference, where the cancellation date is xxxxxx which is prior the funding date xxxxxx .
																	02/02/2026		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Exempt from ATR	Exempt from ATR	Yes	Mortgagor Focused
xxxxxx	856448	xxxxxx	36042333	xxxxxx	12/31/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Reviewer Comment (2026-02-02): Cure documentation received.

Reviewer Comment (2026-01-30): Corrected RTC received; however, it does not expire until xxxxxx .  Please re-queue condition for review once RTC expiration date has passed.

Buyer Comment (2026-01-30): Please see attached RTC

Reviewer Comment (2026-01-13): The transaction date for a rescindable transaction is considered the last signature date on either the Security Instrument or final Closing Disclosure.  As the final Closing Disclosure was signed on xxxxxx , that is considered the subject loan transaction date.  Rescission will need to be reopened.

Buyer Comment (2026-01-13): All the closing docs are signs on xxxxxx as it already mentioned in closing docs, just the final CD is signed on next day as it is also e-signed, so we have to consider xxxxxx as closing date not the xxxxxx, kindly clear the exception

Reviewer Comment (2026-01-06): Final CD was not signed by borrowers until xxxxxx , which would be considered the transaction date.  The dates on the RTC are incorrect, as they indicate xxxxxx as the transaction date, and a cancellation date of xxxxxx .  The correct transaction date is xxxxxx and the correct last day to cancel is xxxxxx .  The subject loan disbursed on xxxxxx , which is prior to three business days from the transaction date of xxxxxx .

Buyer Comment (2026-01-04): Please see doc D0329 for your reference, where the cancellation date is xxxxxx which is prior the funding date xxxxxx .
																	02/02/2026		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Exempt from ATR	Exempt from ATR	Yes	Mortgagor Focused
xxxxxx	856450	xxxxxx		36042347	xxxxxx	01/14/2026	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver Test	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.		Reviewer Comment (2026-01-15): SitusAMC received disclosure summary suffice Buyer Comment (2026-01-15): Please find attached the Audit History.	01/15/2026			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	856450	xxxxxx		36042349	xxxxxx	01/14/2026	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2026-01-29): Received Econsent. Buyer Comment (2026-01-27): Please see attached e-consent audit	01/29/2026			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	856451	xxxxxx		36042344	xxxxxx	02/04/2026	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx VVOE - Employment Only	Lender requested to waive with Situs compensating factors.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower has verified disposable income of at least $2500.00.	Reviewer Comment (2026-02-04): Lender requested to waive with Situs compensating factors.			02/04/2026	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	856451	xxxxxx		36042343	xxxxxx	01/09/2026	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx The Work Number - Employment Only	The file is missing the verification of employment from xxxxxx within 10 calendar days for co-borrower.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower has verified disposable income of at least $2500.00.	Reviewer Comment (2026-02-04): Lender requested to waive with Situs compensating factors. Buyer Comment (2026-02-02): Lender accepts. Please waive with available compensating factors. Reviewer Comment (2026-01-29): Received post dated VOE, Exception remains. Buyer Comment (2026-01-27): see attached VVOE			02/04/2026	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	856451	xxxxxx		36042342	xxxxxx	01/09/2026	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $50.20 exceeds tolerance of $40.00 plus 10% or $44.00. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx	Recording Fee increased to $52.20 without a valid change of circumstance. A cure was provided to the borrower at closing.		Reviewer Comment (2026-01-05): Sufficient Cure Provided At Closing		01/05/2026		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	B	A	A	A	A	Exempt from ATR	Exempt from ATR	Yes	Mortgagor Focused
xxxxxx	856451	xxxxxx		36042340	xxxxxx	01/09/2026	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The file is missing the verification of employment within 10 calendar days for co-borrower.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower has verified disposable income of at least $2500.00.	Reviewer Comment (2026-02-04): Lender requested to waive with Situs compensating factors. Buyer Comment (2026-02-02): Lender accepts. Please waive with available compensating factors. Reviewer Comment (2026-01-29): Received post dated VOE, Exception remains. Buyer Comment (2026-01-27): xxxxxx VVOE			02/04/2026	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	856451	xxxxxx		36042339	xxxxxx	01/09/2026	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Please provide evidence that the CPA is duly licensed or certified.		Reviewer Comment (2026-01-14): IRS directory search provided confirming CPA is certified. Buyer Comment (2026-01-12): cpa license	01/14/2026			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	856451	xxxxxx		36042338	xxxxxx	01/09/2026	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Previous residence was sold in xxxxxx. Unable to verify housing history from May-December, 2025. Please provide a rental history, or a letter of explanation if living rent free. Underwriter discretion may be required.		Reviewer Comment (2026-01-14): May- December 2025 rental history provided along with lease agreement. Buyer Comment (2026-01-12): D0263-D0272 bank statements reporting rent payments Buyer Comment (2026-01-12): VOR ledger Buyer Comment (2026-01-12): VOR email Buyer Comment (2026-01-12): lease	01/14/2026			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	856451	xxxxxx		36042341	xxxxxx	01/09/2026	Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 calendar days of the Note.	Borrower: xxxxxx // Employment Type: Employment / Income Type: Wages / Start date: xxxxxx	The file is missing the verification of employment within 10 calendar days for co-borrower.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower has verified disposable income of at least $2500.00.	Reviewer Comment (2026-02-04): Lender requested to waive with Situs compensating factors. Buyer Comment (2026-02-02): Lender accepts. Please waive with available compensating factors.			02/04/2026	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	856469	xxxxxx		35288451	xxxxxx	11/21/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		For the xxxxxx xxxxxx paid at closing, provide a 12 month pay history verifying the payments through October 2025.		Reviewer Comment (2025-11-25): Pay history Doc ID D0307 is not legible. Please provide legible pay history document. Exception remains. Buyer Comment (2025-11-24): D0307 is the pay history for the xxxxxx which reflects 12 months of payments.	11/25/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	856470	xxxxxx		35288462	xxxxxx	11/28/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided		Missing Closing Protection Letter		Reviewer Comment (2025-12-03): Closing Protection Letter received and verified the details. Exception Cleared. Buyer Comment (2025-12-01): CPL is attached	12/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	856475	xxxxxx		35288476	xxxxxx	12/05/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	The Certificate of Non-Owner Occupied does not show the borrower(s) at an address different than the subject and thus casts doubt on the business purpose of the loan.		The Certificate of Non-Owner Occupied does not show the borrower(s) at an address different		Reviewer Comment (2025-12-10): NOO Cert. Buyer Comment (2025-12-07): xxxxxx -Please see attached	12/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	856494	xxxxxx		35288449	xxxxxx	11/21/2025	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Document not provided from seller conforming the condo is warrantable		Reviewer Comment (2025-11-25): Provided HOA questionnaire. Exception cleared. Buyer Comment (2025-11-24): Please find condo approval attached. xxxxxx.	11/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	856497	xxxxxx		35288444	xxxxxx	11/14/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The lender exception has been requested for investor concentration up to 60% and no single entity may own greater than 30% of total units. The exception is approved with compensating factor are 40 points over the minimum score in the tier, DSCR ratio> 1.15% and LTV-10% < Matrix Tier and budget has 10% in reserves, but also 27% in reserves if the unallocated maintenance and repairs are added/padded towards the reserves.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-11-14): Waived with compensating factors per lender exception approval at origination.			11/14/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	856498	xxxxxx		35288441	xxxxxx	11/14/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The lender exception has been requested for investor concentration up to 60% and no single entity may own greater than 30% of total units. The exception is approved with compensating factor are 40 points over the minimum score in the tier, DSCR Ratio>1.15% and LTV -10% < Matrix Tier and budget has 10% in reserves, but also 27% in reserves if the unallocated maintenance and repairs are added/padded towards the reserves.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-11-13): Waived with compensating factors per lender exception approval at origination.			11/13/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	856503	xxxxxx		36042351	xxxxxx	12/23/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower lives rent free with spouse, but the file is missing evidence of spouse's mortgage or current lease, or a letter disclosing that the property is owned free and clear..	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2026-01-21): Waived with compensating factors per lender exception approval. Buyer Comment (2026-01-21): exception			01/21/2026	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	856503	xxxxxx		36042352	xxxxxx	12/23/2025	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		Missing final closing disclosure or HUD, only estimate statement was provided.		Reviewer Comment (2025-12-29): Received Final Closing statement. Exception Cleared. Buyer Comment (2025-12-24): final SS	12/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	857602	xxxxxx		35444640	xxxxxx	01/02/2026	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided		Employer identification number not provided.		Reviewer Comment (2026-01-05): NA for trust Buyer Comment (2026-01-02): This is a revocable trust, which does not require an EIN number.	01/05/2026			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	857603	xxxxxx		35444645	xxxxxx	01/02/2026	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided		EIN is not provided.		Reviewer Comment (2026-01-05): NA for Trust Buyer Comment (2026-01-02): Revocable Trust does not have an EIN	01/05/2026			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	857610	xxxxxx		35484210	xxxxxx	01/06/2026	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2026-01-08): Provided Buyer Comment (2026-01-07): Attached is the title supplement show the coverage amount	01/08/2026			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	A	B	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	857826	xxxxxx		36042359	xxxxxx	01/08/2026	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title search shows negative impact on title.		Verify the municipal lien on title has been paid and will be removed form final title.		Reviewer Comment (2026-01-27): Final Title Policy received. Municipal Lien does not appear on title, exception cleared. Buyer Comment (2026-01-27): See final title attached. xxxxxx. Buyer Comment (2026-01-25): xxxxxx -Please see attached	01/27/2026			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	857826	xxxxxx		36042360	xxxxxx	01/08/2026	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Tax Liens / Balance: xxxxxx	All tax liens and judgments are required to be paid prior to or at closing.		Reviewer Comment (2026-01-16): Provided payment receipt of the pending tax lien. Exception cleared. Buyer Comment (2026-01-14): xxxxxx -Please see attached	01/16/2026			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	863781	xxxxxx		36261281	xxxxxx	01/07/2026	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide a 12 month pay history for borrowers primary residence at xxxxxx.		Reviewer Comment (2026-02-16): Received Mortgage statement. Exception Cleared. Buyer Comment (2026-02-12): Mortgage statements showing November payments attached. Reviewer Comment (2026-02-12): Credit Report is dated xxxxxx . Missing verification of xxxxxx mortgage payment. Exception remains. Buyer Comment (2026-02-10): See Doc ID There are two mortgages on the xxxxxx. Both appear on co-borrower's credit report with over a 2-year history. See Doc ID D0160 accounts ending in xxxxxx and xxxxxx.	02/16/2026			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	863781	xxxxxx		36261282	xxxxxx	01/07/2026	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Spousal Consent Form not provided		Provide spousal consent for each of the borrowers.		Reviewer Comment (2026-03-04): Spousal consent provided for each borrower. Reviewer Comment (2026-03-04): Provide spousal consent for borrower 2. Buyer Comment (2026-03-04): Additional Spousal Consent attached. Buyer Comment (2026-03-04): Spousal consent attached.	03/04/2026			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	863781	xxxxxx		36261283	xxxxxx	01/07/2026	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 664 is less than Guideline representative FICO score of 700.			Reviewer Comment (2026-01-13): Considered highest mid score of 726. Exception cleared. Buyer Comment (2026-01-09): Per guidelines for DSCR loans, the highest mid-FICO of 726 was used to qualify.	01/13/2026			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	863783	xxxxxx		36261285	xxxxxx	01/21/2026	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD (Initial Purchase) not provided		The file is missing evidence of the initial purchase transaction for the subject property. Additional conditions may apply.		Reviewer Comment (2026-01-27): Received initial closing statement of the purchase transaction. Exception Cleared. Buyer Comment (2026-01-23): Please see HUD-1 from purchase of subject. xxxxxx.	01/27/2026			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	863783	xxxxxx	36261286	xxxxxx	01/21/2026	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Tax Liens / Balance: xxxxxx	Tax liens and judgments are required to be paid at or prior to closing.	Reviewer Comment (2026-03-27): Evidence tax lien released received in trailing docs.

Reviewer Comment (2026-02-09): Waived per lender exception received in trailing documents, indicating they are accepting the liens on fraud report as one in the same.

Buyer Comment (2026-02-05): Please find exception attached. xxxxxx.

Reviewer Comment (2026-02-03): Cleared in error. There are 2 tax liens with different filing numbers and only 1 was verified as paid. Need evidence both were paid.

Reviewer Comment (2026-01-26): Received Satisfaction of Liens or Judgment document, reflecting Tax lien is released on date xxxxxx . Exception Cleared.

Buyer Comment (2026-01-22): Please see confirmation lien paid off. xxxxxx.
																03/27/2026			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	863783	xxxxxx	36261287	xxxxxx	01/21/2026	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds for the Initial Purchase not provided	Provide verification of sufficient funds used for the original purchase.	Reviewer Comment (2026-02-04): Received settlement agent email reflecting funds allocated to subject initial purchase from two wires, and bank statements reflecting sufficient funds/wires sent to settlement agent for initial purchase.

Reviewer Comment (2026-01-27): Per lender correspondence, the borrower’s cash contribution of $995,594.76 is stated to be derived from a wire transfer of $1,511,990.44. However, the source of funds for the $1,511,990.44 wire could not be determined. Exception remains.

Buyer Comment (2026-01-23): Please see the attached confirming proof of funds to purchase the subject. xxxxxx.

Buyer Comment (2026-01-23): Please see attached.
																02/04/2026			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	863783	xxxxxx		36261288	xxxxxx	01/21/2026	Credit	Loan Eligibility	Guideline Issue	Loan Eligibility	Delayed Financing: Documentation in file indicates an encumbrance on the property, which does not meet guideline requirements.		Missing the HUD from original purchase transaction.		Reviewer Comment (2026-01-27): Received initial closing statement. Exception Cleared. Buyer Comment (2026-01-23): Please see attached. xxxxxx. Buyer Comment (2026-01-23): Warranty Deed.	01/27/2026			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	863783	xxxxxx		36261289	xxxxxx	01/21/2026	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Provide current Certificate of Good Standing for the sub entity.		Reviewer Comment (2026-01-26): Evidence of good standing not required for LLCs formed within the last 12 months. Exception Cleared. Buyer Comment (2026-01-22): Please note business incorporated less than 12mths ago & per xxxxxx guidelines a "Cert of good standing" is not required when less than 12mth in existence. xxxxxx.	01/26/2026			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	863790	xxxxxx		36261273	xxxxxx	03/23/2026	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,421.00 exceeds tolerance of $946.00 plus 10% or $1,040.60. $380.40 over legal limit. Insufficient or no cure was provided to the borrower. xxxxxx	10% tolerance was exceeded by $309.01. No valid Change of Circumstance provided, nor evidence of cure in file.		Reviewer Comment (2026-03-26): SitusAMC received rebuttal suffice. Buyer Comment (2026-03-24): Please cancel this exception. D0377 is an LOE, Borrower shopped, a different office of xxxxxx was used than disclosed on the SSPL. No tolerance cure required.	03/26/2026			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	863793	xxxxxx		36261260	xxxxxx	03/12/2026	Compliance	Compliance	Federal Compliance	ATR/QM	xxxxxx Originated Loan submitted as Non Exempt	Loan exempt from xxxxxx xxxxxx submitted with a loan originator designation of other than ATR Exempt. xxxxxx xxxxxx testing performed to determine if an exempt loan would otherwise meet xxxxxx xxxxxx criteria if it were subject to the rule. TILA loan designation remains ATR Exempt.			Reviewer Comment (2026-03-18): CDFI lender testing ATR Buyer Comment (2026-03-13): Please waive.			03/18/2026	2	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	A	A	C	B	A	A	Non QM	Exempt from ATR	No	Mortgagor Focused
xxxxxx	863793	xxxxxx	36261266	xxxxxx	03/12/2026	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 exceeds tolerance of $-4,508.00. Insufficient or no cure was provided to the borrower. (9300)	Lender Credits. Final Lender Credit of $0.00 exceeds tolerance of $-4,508.00. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2026-03-30): Situsamc Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2026-03-30): Cure documents uploaded

Reviewer Comment (2026-03-18): SitusAMC acknowledged that the lender credit decreased on the xxxxxx CD. However, there is no valid Change of Circumstance (COC) in the loan file to support the removal of this credit. Additionally, the valid COC dated xxxxxx in the loan file indicates that the loan was locked, but there is no LE or CD issued within that timeframe. Please provide any missing xxxxxx to associate with the xxxxxx changed circumstance or provide a COC supporting the xxxxxx CD. Otherwise, a cure will be required.

Buyer Comment (2026-03-17): Please review D0511 Lender credit is decrees on this CD

Reviewer Comment (2026-03-16): SitusAMC received e-consent. The lender credit decreased on CD dated xxxxxx for xxxxxx on CD dated xxxxxx .Kindly provide a valid COC for the fee decreased or  cure due to borrower. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Buyer Comment (2026-03-13): Please re-review D0777 COC is already provided
																	03/30/2026		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Exempt from ATR	Yes	Mortgagor Focused
xxxxxx	863793	xxxxxx		36261265	xxxxxx	03/12/2026	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $155.00 exceeds tolerance of $150.00. $5.00 over legal limit. Insufficient or no cure was provided to the borrower. (7520)	Credit Report Fee. Fee Amount of $155.00 exceeds tolerance of $150.00. $5.00 with no valid change of circumstances and no cure was provided to borrower.		Reviewer Comment (2026-03-30): Situsamc Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.		03/30/2026		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Exempt from ATR	Yes	Mortgagor Focused
xxxxxx	863793	xxxxxx		36261264	xxxxxx	03/12/2026	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $92.00 exceeds tolerance of $0.00. $92.00 over legal limit. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points. Fee Amount of $92.00 exceeds tolerance of $0.00. $92.00 with no valid change of circumstances and no cure was provided to borrower.		Reviewer Comment (2026-03-30): Situsamc Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Buyer Comment (2026-03-30): Cure documents uploaded Buyer Comment (2026-03-30): PFA Reviewer Comment (2026-03-16): SitusAMC received e-consent. However, the Rate lock in the file is xxxxxx and the fee increased on CD dated xxxxxx for $92. Kindly provide corresponding xxxxxx for the rate lock and also the file contains COC dated xxxxxx . Buyer Comment (2026-03-16): D0777 COC is provided to you		03/30/2026		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Exempt from ATR	Yes	Mortgagor Focused
xxxxxx	863793	xxxxxx		36261262	xxxxxx	03/12/2026	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)			Reviewer Comment (2026-03-16): SitusAMC received earliest e-consent. Buyer Comment (2026-03-13): Please re-review D0777 COC is already provided Buyer Comment (2026-03-13): PFA Audit trail.	03/16/2026			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	A	A	C	B	A	A	Non QM	Exempt from ATR	No	Mortgagor Focused
xxxxxx	863795	xxxxxx		36261258	xxxxxx	02/11/2026	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on xxxxxx not received by borrower at least four (4) business days prior to closing. (Interim xxxxxx)	Revised Loan Estimate provided on xxxxxx not received by borrower at least four (4) business days prior to closing.		Reviewer Comment (2026-02-12): SItusAMC received earliest receipt of LE. Buyer Comment (2026-02-12): Please attached doc.	02/12/2026			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	A	A	C	A	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused